Shareholder Report, Average Annual Return (Details)				6 Months Ended		12 Months Ended	60 Months Ended	66 Months Ended	109 Months Ended	110 Months Ended	120 Months Ended
	Dec. 31, 2018	May 27, 2015	May 05, 2015	Jun. 30, 2024	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000199071
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BTS Managed Income Fund
Average Annual Return, Percent				(2.31%)		0.61%	(0.61%)	(0.15%)
C000199072
Average Annual Return [Line Items]
Line Graph and Table Measure Name						BTS Managed Income Fund
C000199073
Average Annual Return [Line Items]
Line Graph and Table Measure Name						BTS Managed Income Fund
C000199074
Average Annual Return [Line Items]
Line Graph and Table Measure Name						BTS Managed Income Fund
C000126293
Average Annual Return [Line Items]
Line Graph and Table Measure Name					BTS Tactical Fixed Income Fund
Average Annual Return, Percent				(2.81%)		(0.24%)	(3.16%)				(0.68%)
C000126294
Average Annual Return [Line Items]
Line Graph and Table Measure Name					BTS Tactical Fixed Income Fund
C000126295
Average Annual Return [Line Items]
Line Graph and Table Measure Name						BTS Tactical Fixed Income Fund
C000150698
Average Annual Return [Line Items]
Line Graph and Table Measure Name						BTS Tactical Fixed Income Fund
Without Sales Load [Member] | C000199071
Average Annual Return [Line Items]
Average Annual Return, Percent				1.54%		4.53%	0.42%	0.79%
Without Sales Load [Member] | C000199072
Average Annual Return [Line Items]
Average Annual Return, Percent				1.06%		3.72%	(0.14%)	0.28%
Without Sales Load [Member] | C000199073
Average Annual Return [Line Items]
Average Annual Return, Percent				1.67%		4.81%	0.58%	0.93%
Without Sales Load [Member] | C000199074
Average Annual Return [Line Items]
Average Annual Return, Percent				1.43%		4.29%	0.24%	0.62%
Without Sales Load [Member] | C000126293
Average Annual Return [Line Items]
Average Annual Return, Percent				0.98%		3.65%	(2.16%)				(0.17%)
Without Sales Load [Member] | C000126294
Average Annual Return [Line Items]
Average Annual Return, Percent				0.62%		2.90%	(2.90%)				(0.92%)
Without Sales Load [Member] | C000126295
Average Annual Return [Line Items]
Average Annual Return, Percent				1.11%		3.94%	(1.91%)		(0.02%)
Without Sales Load [Member] | C000150698
Average Annual Return [Line Items]
Average Annual Return, Percent				0.71%		3.38%	(2.43%)			(0.50%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent				(0.71%)		2.63%	(0.23%)	0.87%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent				(0.71%)		2.63%	(0.23%)	0.87%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent				(0.71%)		2.63%	(0.23%)	0.87%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent				(0.71%)		2.63%	(0.23%)	0.87%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent				(0.71%)		2.63%	(0.23%)				1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent				(0.71%)		2.63%	(0.23%)				1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent				(0.71%)		2.63%	(0.23%)		1.18%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent				(0.71%)		2.63%	(0.23%)			1.19%